PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2024
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Motor vehicles	¥5,176,175	¥3,699,101	$509,013
Office equipment and fixtures	1,440,819	1,405,076	193,345
Production equipment	31,115,843	31,231,574	4,297,608
Leasehold improvement	2,260,000	2,260,000	310,986
Total cost	39,992,837	38,595,751	5,310,952
Less: accumulated depreciation	(14,297,511)	(15,515,349)	(2,134,983)
Less: accumulated impairment	(942,462)	(942,462)	(129,687)
Property and equipment, net	¥24,752,864	¥22,137,940	$3,046,282
Construction in progress	¥—	¥219,132	$30,154

Construction in progress pertains to the factory construction for the plastic recycling business. The company is currently engaged in the overall design of the plant, safety assessment, environmental impact assessment and the acquisition of construction permits. It is also in the process of filing and applying for the relevant permits with the local regulatory authorities. The company anticipates that construction of the plant will commence in December 2024 and that it will be completed in the first half of 2025 for trial production, with full production status reached by the end of 2025.

Depreciation expenses were ¥2,611,854, ¥2,983,586 and ¥2,844,025 ($391,351) for the years ended June 30, 2022, 2023 and 2024, respectively.

Loss from property and equipment disposal was ¥48,628 for the years ended June 30, 2022. Income from property and equipment disposal was ¥12,782 for the year ended June 30, 2023. Loss from property and equipment disposal was ¥35,325 ($4,861) for the year ended June 30, 2024.